Fees Summary	Jul. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,071,220
Previously Paid Amount	0.00
Total Fee Amount	424.14
Total Offset Amount	0.00
Net Fee	424.14
Narrative - Max Aggregate Offering Price	$ 3,071,220
Final Prospectus	true